CNV General Resolution N 622/13 (Tables)	12 Months Ended
Jun. 30, 2020
Cnv general resolution N 62213 [abstract]
Schedule of CNV General Resolution

Exhibit A - Property, plant and equipment	Note 9 - Investment properties
Note 10 - Property, plant and equipment
Exhibit C - Equity investments	Note 8 - Investment in associates and joint ventures
Exhibit B - Intangible assets	Note 12 - Intangible assets
Exhibit D - Other investments	Note 14 - Financial instruments by category
Exhibit E - Provisions	Note 15 - Trade and other receivables
Note 20 - Provisions
Exhibit F - Cost of sales and services provided	Note 26 - Expenses by nature
Note 11 - Trading properties
Exhibit G - Foreign currency assets and liabilities	Note 32 - Foreign currency assets and liabilities